Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – Inventories

The Company’s total inventories were as follows:

	September 30,	December 31,
	2016	2015
Raw materials	$156,265	$217,165
Work in process	36,991	84,343
Finished goods	42,734	79,281
Total inventories	$235,990	$380,789

NOTE 4 – Inventories

As of December 31, 2015 and 2014, the Company’s total inventories were $380,789 and $567,677, respectively.

December 31,	2015	2014
Raw materials	$217,165	$232,611
Work in process	84,343	110,466
Finished goods	79,281	224,600
Total inventories	$380,789	$567,677